SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Effective August 4, 2022, the Company terminated its Equity Line Purchase Agreement (“Agreement”) whereby subject to the terms and conditions set forth in this Agreement, the Company would have sold to the Investor up to Ten Million Dollars ($10,000,000) or Four Hundred Million (400,000,000) shares of registered common stock, $0.001 par value per share (the “Common Stock”). The Company had discussions with the potential investor and they both determined that based upon existing market dynamics, the existing Agreement should be terminated and both parties are negotiating new terms.

From August 4, 2022 through August 5, 2022, a lender of an original $315,000 convertible unsecured promissory note dated November 24, 2021 elected to convert the remaining principal amount of $136,743, $81,376 of accrued interest (including $79,656 of default penalty) and $3,500 of note conversion fees into 38,210,363 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $0 after the conversion. As a result of the conversion, the Company adjusted previously recorded debt issue costs to interest expense in the amount of $37,405 and the debt issue costs balance is $0 after the conversion. See Note 4 – Debt.

From August 1, 2022 through August 22, 2022, the same lender of the original $315,000 convertible unsecured promissory note discussed above, elected to exercise the right to purchase 106,102,137 of the shares of Common Stock (“Warrant Shares”) of the Company’s $0.001 par value common stock. The lender elected the cashless provision included in the warrants to purchase the shares.

On August 8, 2022, the Company’s transfer agent issued 1,000,000 related to a settlement for a stipulated judgment against the Company in the amount of $153,016 from June 4, 2018 for unpaid invoices for logo design and website development services provided. The 1,000,000 shares were recorded as common stock issuable at July 31, 2022. See Note 5 – Stock and Note 8 – Commitments and Contingencies.

Effective August 22, 2022, the Company granted 1,250,000 restricted $0.001 par value common stock to the Chief Financial Officer. The common stock was vested fully on the grant date. The vested shares were valued at $0.0028 per share, the quoted market price on the date of grant and the Company will record $3,438 of stock compensation expense on the grant date of August 22, 2022. Additionally, the Company granted the Chief Financial Officer warrants to purchase 500,000 shares of the Company’s $0.001 par value common stock at an exercise price of $0.03 per share and a three (3) year term. The Company evaluated the issuance of the warrant in accordance with ASC 718, Compensation—Stock Compensation for share-based payments to employees, using the Black Scholes Pricing Model to determine the fair value. The fair value for the stock warrant was $1,211, which will be recorded to stock compensation expense on the grant date of August 22, 2022.

The Company used the following assumptions in estimating fair value:

Stock Price	$0.0028
Exercise Price	$0.03
Expected Remaining Term	3 years
Volatility	234%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.74%

From September 1, 2022 to September 7, 2022, the Company signed two identical Common Stock Purchase Agreements whereby subject to the terms and conditions set forth, the Company will sell to the two Investors up to a combined Five Million Dollars ($5,000,000) of registered common stock, $0.001 par value per share (the “Common Stock”). This represents a potential $2,500,000 for each investor.

Subject to the satisfaction of all of the conditions set forth in the Agreement, the Company shall have the right, but not the obligation, to direct the Investors, by its delivery to the Investors of a Purchase Notice from time to time, to purchase a minimum of a combined fifty thousand dollars ($50,000) and up to a maximum of; (i) five hundred thousand dollars ($500,000), or (ii) one hundred and ten percent (110%) of the average daily volume traded for the Company’s common stock during the relevant Valuation Period (subject to adjustments for stock splits, dividends, and similar occurrences), subject to the Available Amount. The Valuation Period is the five (5) consecutive Business Days immediately preceding, but not including the date a Purchase Notice is delivered. The maturity date of the Agreement is June 30, 2023.

The Purchase Price is 75% of the lowest traded price of the Common Stock during the Valuation Period.   The right of the Company to commence sales of the common stock is subject to the satisfaction that the Company’s Form S-1 Registration Statement with the Securities and Exchange Commission (“SEC”) shall have been declared and remain effective by and with the SEC, and no stop order with respect to the Registration Statement shall be pending or threatened by the SEC.  Both Common Stock Purchase Agreements include a one-time $2,500 document processing fee upon the first funding.

Both Common Stock Purchase Agreements include the issuance of 31,250,000 shares of Common Stock (61,500,000 combined) with 7,812,500 each (15,625,000 combined) issued upon the execution of the Common Stock Purchase Agreements and 23,437,500 each (46,875,000 combined) issued upon an effective registration with the SEC of the Company’s Form S-1 Registration Statement.  Additionally, both Common Stock Purchase Agreements provide for the issuance of 83,333,333 warrants (166,666,666 combined) to purchase shares of Common Stock with an exercise price of $0.003 per share and a five (5) year exercise period.

On September 1, 2022, the Company received $25,000 of net proceeds from the issuance of a $30,000 face value promissory note with an OID of $5,000. Interest is accrued at ten percent (10%) annually and the principal amount and interest shall be due and payable on December 1, 2022. Any amount of the principal or interest which is not paid when due shall bear interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. Upon an event of default, the lender will have conversion rights for the outstanding principal, accrued interest and penalties at a conversion price of $0.001 per share. On September 1, 2022, the Company will record the $5,000 OID as a debt issue cost as an offset to the note payable to be amortized over the 3-month term.

Per an amendment to the promissory note, so long as the Company shall have any obligation under the promissory note, the Company shall use fifty percent (50%) of the proceeds generated through any equity line of credit or similar equity purchase facility to pay amounts due hereunder within five (5) business days of receipt of such proceeds. Additionally, per an amendment, so long as the Company shall have any obligation under the promissory note, the Company shall immediately take all action necessary to effect a reverse stock split of its Common Stock, with a reverse stock split ratio of at least 10:1 (10 outstanding shares of Common Stock being converted into 1 share of Common Stock in the reverse stock split), if the Trading Price (as defined below) for the Common Stock is below $0.001/share for more than 10 trading days, which action shall include filing a corporate action notification with FINRA within 3 days thereof.

On September 1, 2022, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) in the aggregate principal amount of $55,000 with an original issue discount of 10% OID. The Company received $43,530 of net proceeds from the issuance of the Note after payment of $5,000 for the OID and $5,970 of debt issuance costs. The Note is convertible at $0.0007 per share into shares of the Company’s $.001 par value common stock. The Company will have the option to prepay prior to maturity by paying the outstanding principal, accrued and unpaid interest and a $1,750 administrative fee.

Interest on the Note will be incurred at the rate of 12% per annum and the Note has a maturity date one year from the date of the Note or September 1, 2023. In the event of an event of default, interest will be at the rate of sixteen percent (16%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

As a result of full ratchet protection provided in the Note, the amended conversion price is $0.0007 per share. The Company will ensure that common stock is reserved for the issuance of a number of Conversion Shares equal to the greater of: (a) 314,285,714 shares of Common Stock or (b) the sum of (i) the number of Conversion Shares issuable upon the full conversion of this Note (assuming no payment of Principal Amount or interest) at the time of such calculation (taking into consideration any adjustments to the Conversion Price as provided in this Note) multiplied by (ii) four (4) (the “Reserved Amount”). If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125% “) (provided, however, that 125% shall be replaced with 200% if an Event of Default occurs due to the Company’s failure to file its Form 10-Q for the period ended July 31, 2022, on or before September 30, 2022), as well as all costs, including, without limitation, legal fees and expenses, of collection, all without demand, presentment or notice, all of which hereby are expressly waived by the Borrower.

In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable five (5) year term to acquire 30,000,000 shares of common stock of the Company at an exercise price of $0.0007 per share and (2) cancellable five (5) year term to acquire 47,000,000 shares of common stock of the Company at an exercise price of $0.002 per share. The 47,000,000 warrant is cancellable if the Company repays the Note prior to maturity. Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 1,080,000 shares of common stock of the Company at an exercise price of $0.025 per share.

The Company evaluated the Note in accordance with ASU 2020-06 ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the Note date of September 1, 2022, the Company recorded $55,000 as the liability for the Note with offsets of $5,500 for the OID and $5,970 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants. As a result, the Company allocated $35,619 to the warrants which was recorded as a debt discount with an offset to additional paid in capital in the accompanying financial statements. The warrant calculations used the following assumptions: (1) 5- year term warrants - stock price $0.00165, warrant exercise price $0.0007 and $0.002, expected term of 5 years, expected volatility of 323% and discount rate of 2.88%. The debt discount for the warrants will be amortized over the one-year term of the Note.

As a result of the exercise price of $0.0007 per share, this triggered down round protection and the Company will record a deemed dividend for the change in fair value of the warrants.

NOTE 9 – SUBSEQUENT EVENTS

Effective May 6, 2022, the Company signed an Equity Line Purchase Agreement whereby subject to the terms and conditions set forth, the Company will sell to the Investor up to Ten Million Dollars ($10,000,000) or Four Hundred Million (400,000,000) shares of registered common stock, $0.001 par value per share.

Subject to the satisfaction of all of the conditions set forth in the Agreement, the Company shall have the right, but not the obligation, to direct the Investor, by its delivery to the Investor of a Purchase Notice from time to time, to purchase a minimum of twenty thousand dollars ($20,000) and up to a maximum of; (i) two hundred fifty thousand dollars ($250,000), or (ii) one hundred and fifty percent (150%) of the average daily volume traded for the Company’s common stock during the relevant Valuation Period (subject to adjustments for stock splits, dividends, and similar occurrences), subject to the Available Amount. The Valuation Period is the ten (10) consecutive Business Days immediately preceding, but not including the date a Purchase Notice is delivered.  The maturity date of the Agreement is November 6, 2022.

The Purchase Price is 75% of the lowest traded price of the Common Stock during the Valuation Period. Following an up-list of the Common Stock on The Nasdaq Stock Market or an equivalent national exchange, the Purchase Price shall be set at eighty percent (80%) of the lowest traded price of the Company’s Common Stock during the Valuation Period, subject to a floor of $0.01, per share (subject to adjustments for stock splits, dividends, and similar occurrences).   The right of the Company to commence sales of the common stock is subject to the satisfaction that a Registration Statement shall have been declared and remain effective by and with the SEC, and no stop order with respect to the Registration Statement shall be pending or threatened by the SEC.

Through the date of this Form 10-K, the Registration Statement had not been declared effective and as such, no sales of stock have occurred.

Effective May 26, 2022, the Company executed a settlement agreement with an unsecured convertible note payable lender related to the Company not having sufficient shares of stock reserved for a conversion requested in January 2022.  The settlement was a release by the lender of any and all rights that the lender could have requested in exchange for the issuance of 2,600,000 shares of the Company’s $0.001 par value common stock.  In exchange for the issuance of the shares, the remaining $6,000 outstanding principal balance of the note payable and accrued interest of $1,221 or $7,221 in total were cancelled. The difference between the $7,221 and $2,600 par value of the shares issued or $4,621 will be recorded as an offset to additional paid in capital.   See Note 3 – Debt.

On May 23, 2022, a lender of a $315,000 convertible unsecured promissory note dated November 24, 2021 elected to convert $135,670 of the principal amount, $18,020 of accrued interest and a $1,750 note conversion fee into 26,800,000 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $179,330 after the conversion. As a result of the conversion, the Company adjusted previously recorded debt issue costs to interest expense in the amount of $44,033 and the debt issue costs balance is $58,202 after the conversion.  See Note 3 – Debt.

On July 5, 2022, the same lender of the $315,000 convertible unsecured promissory note dated November 24, 2021 discussed above, elected to convert $42,587 of the principal amount, $2,063 of accrued interest and a $1,750 note conversion fee into 8,000,000 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $136,743 after the conversion. As a result of the conversion, the Company adjusted previously recorded debt issue costs to interest expense in the amount of $34,458 and the debt issue costs balance is $23,744 after the conversion.  See Note 3 – Debt.

On May 23, 2022, the Company signed an SPA and a Senior Secured Convertible Note (the “Note”) in the aggregate principal amount of $560,000 with an original issue discount of 10% OID.  The Company received $468,760 of net proceeds from the issuance of the Note after payment of $56,000 for the OID and $35,240 of debt issuance costs. The Note is convertible into shares of the Company’s $0.001 par value common stock.  The Company will have the option to prepay prior to maturity by paying the outstanding principal, accrued and unpaid interest and a $1,750 administrative fee.

Interest on the Note will be incurred at the rate of 12% per annum and the Note has a maturity date one year from the date of the Note or May 23, 2023. In the event of an event of default, interest will be at the rate of sixteen percent (16%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

The conversion price is a fixed $0.021 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.

In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share and (2) cancellable five (5) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 13,350,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity.  Additionally, the Company issued the lender’s broker representative a warrant with a three (3) year term to acquire 1,080,000 shares of common stock of the Company at an exercise price of $0.025 per share.

The Company evaluated the Note in accordance with ASU 2020-06 ASU 2020-06 “Debt—Debt with Conversion and Other Options” and determined that the conversion price is at a fixed rate. Further, due to the adoption of ASU 2020-06, no beneficial conversion feature was recorded. As a result, on the Note date of May 23, 2022, the Company will record $560,000 as the liability for the Note with offsets of $56,000 for the OID and $35,240 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.

The Company evaluated the warrants and determined that there was no embedded conversion feature as the warrants contained a set exercise price with an adjustment only based upon customary items including stock dividends and splits, subsequent rights offerings, and pro rate distributions. The Company calculated the relative fair value between the note and the warrants on the issue date utilizing the Black Scholes Pricing Model for the warrants.  As a result, the Company will allocate $274,962 to the warrants which will be recorded as a debt discount with an offset to additional paid in capital.  The warrant calculations used the following assumptions: (1) 3- year term warrants - stock price $0.022, warrant exercise price $0.025, expected term of 3 years, expected volatility of 283% and discount rate of 1.07% and (2) 5- year term warrants - stock price $0.022, warrant exercise price ($0.03 to $0.035), expected term of 5 years, expected volatility of 317% and discount rate of 1.07%. The debt discount for the warrants will be amortized over the one-year term of the Note. In total, the Company will record $370,602 of debt discounts on the date of the Note (OID, debt discount cost and warrants). As a result of the Company’s Regulation A amended pricing of $0.0168 per share on July 18, 2022, this triggered down round protection of the warrant exercise price and number of warrants issued (including the Nov. 2021 and April 2022 funding) however, the lender granted the Company a written waiver of issuing additional warrants along with forgoing the reduced exercise price as provided in the warrant anti-dilution language.  See Note 3 – Debt.

From May 11, 2022 through July 20, 2022, the Company received $549,800 of proceeds from the sale of 29,157,141 shares of stock at $0.021 per share in relation to the Company’s Form 1-A Regulation A Offering Statement with the SEC for the sale of 125,000,000 shares of $0.001 par value common stock. Additionally, the Company received $40,000 of proceeds from three Reg A investors but have not been processed into 1,904,761 shares because of technical paperwork items with the subscription documents. The Company anticipates that the technical items will be corrected in the near future and the shares will be issued to the investors.

A chapter 7 trustee (the “Trustee”) made a claim in 2016 against the Company relating to an October 1, 2014 agreement between the Company and debtor in the Chapter 7 bankruptcy (the “Debtor”). In relation to the claim, the Company had previously recorded a $70,000 payable for a bankruptcy vendor judgment from August 2018.  Effective June 10, 2022, the Company settled the bankruptcy vendor judgment for a cash payment of $12,500. The judgment had been purchased by a third party in December 2019 and the cash payment is full and final settlement including an executed general waiver and release in favor of the judgment debtor. As a result of the settlement, the Company will record a $57,500 gain on settlement.  See Note 8 – Commitments and Contingencies.

On June 29, 2022, a lender of a $55,000 convertible unsecured promissory note dated January 4, 2022 elected to convert $25,000 of the principal amount into 1,811,594 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $30,000 after the conversion. As a result of the conversion, the Company adjusted previously recorded debt issue costs to interest expense in the amount of $1,199 and the debt issue costs balance is $847 after the conversion.  See Note 3 – Debt.

On July 11, 2022, the same lender of the $55,000 convertible unsecured promissory note dated January 4, 2022 discussed above, elected to convert the remaining $30,000 balance of the principal amount and $2,200 of accrued interest into 2,333,333 shares of the Company’s $0.001 par value common stock and the principal balance of the promissory note is $0 after the conversion. As a result of the conversion, the Company adjusted the remaining balance of the previously recorded debt issue costs to interest expense in the amount of $847.  See Note 3 – Debt.

From May 20, 2022 through June 24, 2022, the Company executed lease deposits for 4 stadiums in Alabama, Arkansas, Ohio and Virginia related to game locations for the 2022 football season to commence August 9, 2022.  In total, the Company paid $115,000 for the lease deposits.

On June 13, 2022, the Company signed an SPA with an investor that provides for the issuance of a 10% convertible promissory note in the aggregate principal amount of $100,000, convertible into shares of common stock of the Company. Additionally, the SPA provided for the issuance of five million (5,000,000) shares of the Company’s $0.001 par value common stock.  The Company received $100,000 of proceeds for working capital purposes from the issuance of the convertible promissory note. Any amount of the principal or interest which is not paid when due shall bear interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in six (6) months from the date of issuance or January 13, 2023.

The principal amount of the promissory note may be prepaid in full solely during the dates set forth below, which shall be subject to the following upward adjustments, subject to the payment period upon which the date all amounts hereunder are paid in full by the Borrower occurs, as follows:

Date of Note Satisfaction	Payment Amount
0 to 45 days after the Issue Date	125% of principal amount plus accrued interest

Subsequent to 45 days after the Issue Date, the Company has no right or option to prepay the principal amount.

The lender from time to time, and at any time during the period beginning on the date which is forty five (45) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Percent (50%) of the of the lowest trading price of the Common Stock during the twenty (20) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $200,000. In accordance with ASC 480, the convertible promissory note will be recorded as stock settled debt on the note issue date of July 13, 2022, recorded as a $100,000 put premium liability with an offset to interest expense.

The Company evaluated the 5,000,000 shares of stock issued and calculated the relative fair value between the note and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 13, 2022, the date of issuance.  As a result, the Company will allocate $51,807 to the stock which will be recorded as a debt discount with an offset to additional paid in capital.  The debt discount for the stock will be amortized over the sic month term of the Note.

On June 29, 2022, the Company signed an SPA with an investor that provides for the issuance of an 8% convertible promissory note in the aggregate principal amount of $55,000, convertible into shares of common stock of the Company. The Company received $52,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent( 22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in one (1) year from the date of issuance or June 29, 2023.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $84,615. In accordance with ASC 480, the convertible promissory note will be recorded as stock settled debt on the note issue date of June 29, 2022, recorded as a $29,615 put premium liability with an offset to interest expense.

On June 29, 2022, the Company will record debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term.

On July 15, 2022, the Company received $160,000 of net proceeds from the issuance of a $200,000 face value note payable with an original issue discount of $40,000. Interest is accrued at ten percent (10%) annually and the principal amount and interest shall be due and payable in seven equal monthly payments of thirty-one thousand, four hundred twenty-eight dollars and fifty-seven cents ($31,428.57), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the "Maturity Date".

Any amount of the principal or interest which is not paid when due shall bear interest at the rate of the lower of twenty-two percent (22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid.

On July 22, 2022, the Company signed an SPA with an investor that provides for the issuance of an 8% convertible promissory note in the aggregate principal amount of $53,000, convertible into shares of common stock of the Company. The Company received $50,000 of net proceeds for working capital purposes from the issuance of the convertible promissory note with debt issue costs paid to or on behalf of the lender of $3,000. Any amount of the principal or interest which is not paid when due shall bear Interest at the rate of the lower of twenty-two percent( 22%) per annum, or the highest rate permitted by law, from the due date thereof until the same is paid. The convertible promissory note is due in one (1) year from the date of issuance or July 22, 2023.

The lender from time to time, and at any time during the period beginning on the date which is one hundred eighty (180) days following the date of this convertible promissory note and ending on the later of: (i) the Maturity Date and (ii) the date of payment of the Default Amount, has the right, at its election, to convert all or part of the outstanding and unpaid principal sum and accrued interest into shares of common stock of the Company, subject to certain conversion limitations set forth in the convertible promissory note and certain price protection described below, as per the conversion formula: Number of shares receivable upon conversion equals the dollar conversion amount divided by the Conversion Price. The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”). The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections.

The Company evaluated the promissory note in accordance with ASC 480 “Distinguishing Liabilities From Equity” because the convertible promissory note (1) embodies an unconditional obligation, (2) requires the Company to settle the unconditional obligation by issuing a variable number of its common shares, and (3) is based solely on a fixed monetary amount known at inception as the lender will receive $81,538. In accordance with ASC 480, the convertible promissory note will be recorded as stock settled debt on the note issue date of June 29, 2022, recorded as a $28,538 put premium liability with an offset to interest expense.

On July 22, 2022, the Company will record debt issue costs of $3,000 as an offset to the promissory note to be amortized over the 1-year term.